UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 1620 26th Street, Suite 6000N
         Santa Monica, CA  90404

13F File Number:  028-13499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Goldman
Title:     Chief Adminstrative Officer
Phone:     (310) 996-9700

Signature, Place, and Date of Signing:

 /s/ Lawrence M. Goldman     Santa Monica, CA     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $207,892 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    18886   485000 SH       SOLE                   485000        0        0
CHEMTURA CORP                  COM NEW          163893209    20423  1278030 SH       SOLE                  1278030        0        0
CIT GROUP INC                  COM NEW          125581801    12488   265140 SH       SOLE                   265140        0        0
COMCAST CORP NEW               CL A SPL         20030N200    21298  1023460 SH       SOLE                  1023460        0        0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107     4884  1900519 SH       SOLE                  1900519        0        0
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9    34833 28300000 PRN      SOLE                 28300000        0        0
GENCORP INC                    COM              368682100     3387   655078 SH       SOLE                   655078        0        0
GEOEYE INC                     COM              37250W108     6246   147349 SH       SOLE                   147349        0        0
HORIZON LINES INC              COM              44044K101     7866  1800000 SH       SOLE                  1800000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    31956   903228 SH       SOLE                   903228        0        0
PETROHAWK ENERGY CORP          COM              716495106     5475   300000 SH       SOLE                   300000        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1864  2632418 SH       SOLE                  2632418        0        0
STERLING FINL CORP WASH        COM NEW          859319303    13796   727273 SH       SOLE                   727273        0        0
TENET HEALTHCARE CORP          COM              88033G100     9366  1400000 SH       SOLE                  1400000        0        0
WILLIAMS COS INC DEL           COM              969457100    15124   611800 SH       SOLE                   611800        0        0